Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)			9 Months Ended
	Jan. 22, 2021	Jan. 22, 2021	Sep. 30, 2021
Cash equivalents			$ 0
Offering costs charged to equity			13,786,001
Unrecognized Tax Benefits	$ 0	$ 0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0	$ 0	0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		0
FDIC Insured Amount			250,000
Transaction costs allocable to warrant liabilities			$ 600,570
Common Stock Subject To Possible Redemption			25,376,598
Class A [Member]
Common Stock Subject To Possible Redemption			25,376,598
Class B [Member] | Founder Shares [Member]
Common stock share subject to forfeiture	843,750	843,750